Income Tax and Social contribution - Additional Information (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Percentage of unused tax losses that are recognized relating to deferred tax liability	30.00%
Tax losses that are recognized relating to deferred tax liability	R$ 82,759	R$ 126,112